United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-7193

(Investment Company Act File Number)

Federated Institutional Trust

___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 08/31/14

Date of Reporting Period: Quarter ended 05/31/14

Item 1. Schedule of Investments

Federated Short-Intermediate Total Return Bond Fund (formerly, Federated Intermediate Government/Corporate Fund)
Portfolio of Investments
May 31, 2014 (unaudited)
Principal Amount or Shares			Value
		CORPORATE BONDS—62.2%
		Basic Industry - Chemicals—1.6%
$990,000		Dow Chemical Co., Note, 8.55%, 5/15/2019	$1,277,547
2,000,000		Eastman Chemical Co., 2.40%, 6/1/2017	2,057,166
250,000		Ecolab, Inc., Sr. Unsecd. Note, 4.35%, 12/8/2021	275,404
20,000		Praxair, Inc., 4.625%, 3/30/2015	20,715
50,000		RPM International, Inc., 6.50%, 2/15/2018	57,585
100,000		RPM International, Inc., Sr. Unsecd. Note, 6.125%, 10/15/2019	115,943
11,000		Rohm & Haas Co., 6.00%, 9/15/2017	12,495
		TOTAL	3,816,855
		Basic Industry - Metals & Mining—4.6%
1,000,000		Alcoa, Inc., 5.87%, 2/23/2022	1,085,160
785,000		Alcoa, Inc., Sr. Unsecd. Note, 5.40%, 4/15/2021	840,713
120,000		Allegheny Technologies, Inc., Sr. Note, 9.375%, 6/1/2019	150,010
200,000	[1,2]	Anglo American Capital PLC, Company Guarantee, Series 144A, 2.625%, 4/3/2017	205,357
710,000		Anglogold Ashanti Holdings PLC, Sr. Unsecd. Note, 5.125%, 8/1/2022	686,378
750,000		Anglogold Ashanti Holdings PLC, Sr. Unsecd. Note, 8.50%, 7/30/2020	843,262
50,000		BHP Billiton Finance (USA), Inc., Company Guarantee, 6.50%, 4/1/2019	60,545
50,000		Barrick Gold Corp., Sr. Unsecd. Note, 6.95%, 4/1/2019	59,666
50,000		Carpenter Technology Corp., Sr. Unsecd. Note, 5.20%, 7/15/2021	54,043
2,000,000		Freeport-McMoran Copper & Gold, Inc., 2.15%, 3/1/2017	2,045,586
1,450,000	[1,2]	Hyundai Steel Co., Sr. Unsecd. Note, Series 144A, 4.625%, 4/21/2016	1,520,918
1,175,000		Reliance Steel & Aluminum Co., Sr. Unsecd. Note, 4.50%, 4/15/2023	1,204,678
100,000		Rio Tinto Finance USA Ltd., Sr. Unsecd. Note, 2.25%, 12/14/2018	101,538
1,000,000		Southern Copper Corp., Sr. Unsecd. Note, 3.50%, 11/8/2022	979,767
1,000,000	[1,2]	Xstrata Finance (Canada) Ltd., Series 144A, 2.70%, 10/25/2017	1,023,802
		TOTAL	10,861,423
		Basic Industry - Paper—0.6%
1,200,000		Weyerhaeuser Co., Sr. Unsecd. Note, 7.375%, 10/1/2019	1,480,217
		Capital Goods - Aerospace & Defense—0.9%
895,000	[1,2]	Embraer Overseas Ltd., Sr. Unsecd. Note, Series 144A, 5.696%, 9/16/2023	966,600
25,000		Rockwell Collins, Inc., Sr. Unsecd. Note, 3.10%, 11/15/2021	25,261
1,000,000		Textron, Inc., Sr. Unsecd. Note, 3.65%, 3/1/2021	1,031,968
		TOTAL	2,023,829
		Capital Goods - Building Materials—0.4%
625,000		Masco Corp., Sr. Unsecd. Note, 7.125%, 3/15/2020	734,375
200,000		Valmont Industries, Inc., Sr. Unsecd. Note, 6.625%, 4/20/2020	238,391
		TOTAL	972,766
		Capital Goods - Diversified Manufacturing—0.2%
15,000		Dover Corp., Note, 5.45%, 3/15/2018	17,037
10,000		Emerson Electric Co., 4.875%, 10/15/2019	11,404
250,000	[1,2]	Hutchison Whampoa International Ltd., Company Guarantee, Series 144A, 3.50%, 1/13/2017	263,403
50,000		Ingersoll-Rand Global Holding Co. Ltd., 6.875%, 8/15/2018	59,667
40,000	[1,2]	Textron Financial Corp., Jr. Sub. Note, Series 144A, 6.00%, 2/15/2067	35,600
		TOTAL	387,111

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Capital Goods - Environmental—0.1%
$50,000		Republic Services, Inc., Company Guarantee, 5.25%, 11/15/2021	$57,213
50,000		Waste Management, Inc., 7.375%, 3/11/2019	61,566
		TOTAL	118,779
		Capital Goods - Packaging—0.2%
500,000		Rock-Tenn Co., Sr. Unsecd. Note, 4.00%, 3/1/2023	515,691
		Communications - Media & Cable—1.6%
2,000,000		DIRECTV Holdings LLC, 1.75%, 1/15/2018	2,004,606
1,500,000		Time Warner Cable, Inc., Company Guarantee, 5.00%, 2/1/2020	1,695,499
		TOTAL	3,700,105
		Communications - Media Noncable—0.5%
195,000		21st Century Fox America, Inc., Sr. Unsecd. Note, 4.00%, 10/1/2023	203,669
969,000		Interpublic Group of Cos., Inc., Sr. Unsecd. Note, 2.25%, 11/15/2017	982,509
		TOTAL	1,186,178
		Communications - Telecom Wireless—1.6%
1,000,000		America Movil S.A.B. de C.V., 3.125%, 7/16/2022	989,178
75,000		America Movil S.A.B. de C.V., Note, 5.75%, 1/15/2015	77,344
200,000		American Tower Corp., Sr. Unsecd. Note, 3.40%, 2/15/2019	208,885
800,000		American Tower Corp., Sr. Unsecd. Note, 4.50%, 1/15/2018	872,480
520,000		Orange SA, Sr. Unsecd. Note, 5.375%, 7/8/2019	594,456
1,075,000		Telefonaktiebolaget LM Ericsson, Sr. Unsecd. Note, 4.125%, 5/15/2022	1,122,139
		TOTAL	3,864,482
		Communications - Telecom Wirelines—1.4%
60,000		CenturyLink, Inc., Sr. Note, Series Q, 6.15%, 9/15/2019	65,700
95,000		Rogers Communications, Inc., Company Guarantee, 6.80%, 8/15/2018	113,589
1,000,000		Verizon Communications, Inc., 1.10%, 11/1/2017	992,004
500,000		Verizon Communications, Inc., Sr. Unsecd. Note, 2.50%, 9/15/2016	517,909
1,000,000		Verizon Communications, Inc., Sr. Unsecd. Note, 3.65%, 9/14/2018	1,072,240
475,000		Verizon Communications, Inc., Sr. Unsecd. Note, 4.15%, 3/15/2024	498,028
		TOTAL	3,259,470
		Consumer Cyclical - Automotive—1.5%
250,000	[1,2]	Daimler Finance NA LLC, Company Guarantee, 2.95%, 1/11/2017	260,779
150,000	[1,2]	Daimler Finance NA LLC, Company Guarantee, Series 144A, 1.875%, 1/11/2018	151,575
1,250,000		Ford Motor Credit Co., Sr. Unsecd. Note, 2.375%, 1/16/2018	1,275,317
500,000		Ford Motor Credit Co., Sr. Unsecd. Note, 3.00%, 6/12/2017	522,219
250,000	[1,2]	Hyundai Capital America, Sr. Unsecd. Note, Series 144A, 2.875%, 8/9/2018	258,688
1,000,000	[1,2]	RCI Banque SA, Sr. Unsecd. Note, 3.50%, 4/3/2018	1,046,034
		TOTAL	3,514,612
		Consumer Cyclical - Entertainment—0.6%
125,000		Time Warner, Inc., Company Guarantee, 6.875%, 6/15/2018	149,105
250,000		Time Warner, Inc., Sr. Unsecd. Note, 3.40%, 6/15/2022	255,326
70,000		Viacom, Inc., 2.50%, 9/1/2018	71,778
725,000		Viacom, Inc., Sr. Unsecd. Note, 3.875%, 4/1/2024	741,700
100,000		Walt Disney Co., Sr. Unsecd. Note, Series MTN, 3.75%, 6/1/2021	107,918
		TOTAL	1,325,827
		Consumer Cyclical - Lodging—0.5%
1,119,000		Choice Hotels International, Inc., Company Guarantee, 5.70%, 8/28/2020	1,197,330
75,000		Marriott International, Inc., Sr. Unsecd. Note, 3.00%, 3/1/2019	77,801
		TOTAL	1,275,131

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Consumer Cyclical - Retailers—1.1%
$500,000		Advance Auto Parts, Inc., 4.50%, 12/1/2023	$531,561
2,000,000		Amazon.com, Inc., 1.20%, 11/29/2017	1,993,156
		TOTAL	2,524,717
		Consumer Cyclical - Services—0.2%
500,000		Expedia, Inc., Company Guarantee, 5.95%, 8/15/2020	558,424
		Consumer Non-Cyclical - Food/Beverage—3.2%
2,000,000		Anheuser-Busch InBev NV, 1.375%, 7/15/2017	2,015,514
1,250,000		ConAgra Foods, Inc., Sr. Unsecd. Note, 3.20%, 1/25/2023	1,222,371
300,000	[1,2]	Grupo Bimbo SAB de CV, Sr. Unsecd. Note, Series 144A, 4.50%, 1/25/2022	317,134
2,000,000		Kellogg Co., 1.75%, 5/17/2017	2,025,942
1,000,000	[1,2]	Kerry Group Financial Services, Sr. Unsecd. Note, Series 144A, 3.20%, 4/9/2023	951,750
400,000		Mondelez International, Inc., Sr. Unsecd. Note, 4.00%, 2/1/2024	414,343
150,000	[1,2]	Pernod-Ricard SA, Sr. Unsecd. Note, 4.25%, 7/15/2022	158,444
10,000		The Coca-Cola Co., Sr. Unsecd. Note, Series WI, 1.80%, 9/1/2016	10,263
475,000		Tyson Foods, Inc., Sr. Unsecd. Note, 4.50%, 6/15/2022	499,903
		TOTAL	7,615,664
		Consumer Non-Cyclical - Health Care—5.2%
2,000,000		Cardinal Health, Inc., 1.70%, 3/15/2018	2,007,742
1,300,000		CareFusion Corp., Sr. Unsecd. Note, 6.375%, 8/1/2019	1,536,531
980,000		Express Scripts, Inc., Sr. Unsecd. Note, 7.25%, 6/15/2019	1,196,997
2,000,000		Laboratory Corp. of America Holdings, Sr. Unsecd. Note, 2.20%, 8/23/2017	2,043,776
140,000		Laboratory Corp. of America Holdings, Sr. Unsecd. Note, 3.75%, 8/23/2022	142,139
1,100,000		Life Technologies Corp., Sr. Note, 6.00%, 3/1/2020	1,292,214
2,000,000		McKesson Corp., 1.40%, 3/15/2018	1,982,180
2,000,000		Quest Diagnostics, Inc., Sr. Unsecd. Note, 3.20%, 4/1/2016	2,080,498
		TOTAL	12,282,077
		Consumer Non-Cyclical - Products—0.3%
650,000		Hasbro, Inc., Sr. Unsecd. Note, 3.15%, 5/15/2021	657,024
		Consumer Non-Cyclical - Supermarkets—0.9%
2,000,000		Kroger Co., 2.20%, 1/15/2017	2,058,054
100,000		Kroger Co., Note, 6.80%, 12/15/2018	119,237
		TOTAL	2,177,291
		Consumer Non-Cyclical - Tobacco—0.2%
15,000		Altria Group, Inc., 9.25%, 8/6/2019	20,078
350,000		Altria Group, Inc., Sr. Unsecd. Note, 4.00%, 1/31/2024	361,641
50,000		Philip Morris International, Inc., 5.65%, 5/16/2018	57,651
		TOTAL	439,370
		Energy - Independent—0.1%
70,000		Devon Energy Corp., 6.30%, 1/15/2019	82,782
125,000	[1,2]	Petroleos Mexicanos, Sr. Unsecd. Note, 4.875%, 1/18/2024	133,437
100,000	[1,2]	Petroleos Mexicanos, Sr. Unsecd. Note, Series 144A, 3.125%, 1/23/2019	103,250
		TOTAL	319,469
		Energy - Integrated—1.4%
1,000,000		BP Capital Markets PLC, Sr. Unsecd. Note, 3.994%, 9/26/2023	1,054,534
600,000		Husky Energy, Inc., 4.00%, 4/15/2024	627,441
450,000		Husky Energy, Inc., Sr. Unsecd. Note, 3.95%, 4/15/2022	476,880
1,000,000		Petrobras International Finance Co., Sr. Unsecd. Note, 5.375%, 1/27/2021	1,042,327
90,000		Phillips 66, Sr. Unsecd. Note, 1.95%, 3/5/2015	91,068
		TOTAL	3,292,250

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Energy - Oil Field Services—3.7%
$2,000,000		FMC Technologies, Inc., 2.00%, 10/1/2017	$2,028,342
2,000,000		Halliburton Co., 2.00%, 8/1/2018	2,020,848
275,000		Nabors Industries, Inc., Company Guarantee, 5.00%, 9/15/2020	306,361
1,000,000		Nabors Industries, Inc., Sr. Unsecd. Note, 4.625%, 9/15/2021	1,078,491
300,000	[1,2]	Nabors Industries, Inc., Sr. Unsecd. Note, Series 144A, 5.10%, 9/15/2023	326,029
2,000,000	[1,2]	Schlumberger Norge AS, Series 144A, 1.95%, 9/14/2016	2,053,214
665,000		Weatherford International Ltd., 6.00%, 3/15/2018	761,528
		TOTAL	8,574,813
		Energy - Refining—0.3%
300,000		Marathon Petroleum Corp., Sr. Unsecd. Note, 5.125%, 3/1/2021	342,010
200,000		Valero Energy Corp., 9.375%, 3/15/2019	263,339
		TOTAL	605,349
		Energy/Exploration and Production—0.9%
2,000,000		Murphy Oil Corp., 2.50%, 12/1/2017	2,052,596
		Financial Institution - Banking—12.7%
143,000		American Express Co., 2.65%, 12/2/2022	139,922
90,000		Associated Banc-Corp., Sr. Unsecd. Note, 5.125%, 3/28/2016	95,834
2,000,000		BB&T Corp., Series MTN, 1.60%, 8/15/2017	2,018,188
335,000		BB&T Corp., Sr. Unsecd. Note, Series MTN, 2.25%, 2/1/2019	339,764
5,000		Bank of America Corp., Sr. Note, 5.375%, 6/15/2014	5,007
500,000		Bank of America Corp., Sr. Unsecd. Note, 7.625%, 6/1/2019	621,307
1,000,000		Bank of America Corp., Sr. Unsecd. Note, Series MTN, 2.00%, 1/11/2018	1,007,503
2,000,000		Bank of New York Mellon Corp., Series MTN, 2.40%, 1/17/2017	2,075,096
2,000,000		Bank of Nova Scotia, 1.375%, 12/18/2017	1,999,604
2,000,000		Canadian Imperial Bank of Commerce, 1.55%, 1/23/2018	2,013,152
250,000		Capital One Bank, Sr. Unsecd. Note, Series BKNT, 2.15%, 11/21/2018	252,575
1,200,000		Capital One Bank, Sub. Note, 3.375%, 2/15/2023	1,196,087
300,000		Capital One Financial Corp., Sr. Unsecd. Note, 2.45%, 4/24/2019	303,212
50,000		Citigroup, Inc., Sr. Note, 5.375%, 8/9/2020	57,338
100,000		Citigroup, Inc., Sr. Unsecd. Note, 4.45%, 1/10/2017	108,025
400,000		Citigroup, Inc., Sub. Note, 4.05%, 7/30/2022	409,247
100,000		City National Corp., Sr. Unsecd. Note, 5.25%, 9/15/2020	113,285
1,000,000		Fifth Third Bancorp, Sr. Unsecd. Note, 1.35%, 6/1/2017	1,002,821
500,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.625%, 1/22/2023	501,339
250,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 5.25%, 7/27/2021	281,172
1,125,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 5.75%, 1/24/2022	1,302,459
1,000,000		HSBC USA, Inc., Sr. Unsecd. Note, 1.625%, 1/16/2018	1,004,595
1,010,000		Huntington Bancshares, Inc., Sub. Note, 7.00%, 12/15/2020	1,229,651
350,000		Huntington National Bank, Sr. Unsecd. Note, 2.20%, 4/1/2019	350,876
250,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 2.35%, 1/28/2019	253,153
200,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 3.20%, 1/25/2023	198,380
1,200,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 4.50%, 1/24/2022	1,312,727
100,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 6.30%, 4/23/2019	118,720
725,000		JPMorgan Chase & Co., Sub. Note, 3.375%, 5/1/2023	708,953
1,000,000		Key Bank, N.A., Series BKNT, 5.091%, 3/26/2015	1,035,699
1,000,000		Merrill Lynch & Co., Inc., Sub., 5.70%, 5/2/2017	1,110,088
1,500,000		Morgan Stanley, Sr. Unsecd. Note, 2.125%, 4/25/2018	1,514,626
1,130,000		Morgan Stanley, Sr. Unsecd. Note, Series MTN, 5.95%, 12/28/2017	1,289,402
500,000		Morgan Stanley, Sub. Note, 4.10%, 5/22/2023	503,797

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Financial Institution - Banking—continued
$300,000	[1,2]	Santander US Debt SA Unipersonal, Bank Guarantee, Series 144A, 3.781%, 10/7/2015	$310,846
700,000		SunTrust Banks, Inc., Sr. Unsecd. Note, 2.50%, 5/1/2019	707,834
45,000		SunTrust Banks, Inc., Sr. Unsecd. Note, 3.60%, 4/15/2016	47,395
250,000		Union Bank, N.A., Sr. Unsecd. Note, 2.625%, 9/26/2018	257,391
1,500,000		Wells Fargo & Co., Sr. Unsecd. Note, 1.50%, 1/16/2018	1,499,790
350,000		Wells Fargo & Co., Sr. Unsecd. Note, Series MTN, 4.60%, 4/1/2021	390,302
		TOTAL	29,687,162
		Financial Institution - Brokerage—0.9%
10,000		Janus Capital Group, Inc., Sr. Note, 6.70%, 6/15/2017	11,306
725,000		Jefferies Group LLC, Sr. Unsecd. Note, 5.125%, 1/20/2023	774,802
730,000		Legg Mason, Inc., Sr. Unsecd. Note, 5.50%, 5/21/2019	825,301
500,000		NASDAQ OMX Group, Inc., Sr. Unsecd. Note, 5.55%, 1/15/2020	555,745
		TOTAL	2,167,154
		Financial Institution - Finance Noncaptive—2.5%
1,250,000		Discover Bank, Sr. Unsecd. Note, 2.00%, 2/21/2018	1,260,104
1,000,000	[1,2]	General Electric Capital Corp. & LJ VP Holdings LLC, Sr. Unsecd. Note, Series 144A, 3.80%, 6/18/2019	1,068,819
290,000		General Electric Capital Corp., 5.625%, 5/1/2018	333,407
2,500,000		General Electric Capital Corp., Series GMTN, 1.60%, 11/20/2017	2,522,695
100,000		General Electric Capital Corp., Sr. Unsecd. Note, 2.90%, 1/9/2017	104,909
500,000		General Electric Capital Corp., Sr. Unsecd. Note, 4.65%, 10/17/2021	557,380
		TOTAL	5,847,314
		Financial Institution - Insurance - Health—0.0%
75,000		UnitedHealth Group, Inc., Sr. Unsecd. Note, 6.00%, 2/15/2018	86,671
		Financial Institution - Insurance - Life—3.2%
750,000		Aflac, Inc., Sr. Unsecd. Note, 3.625%, 6/15/2023	769,000
325,000		American International Group, Inc., Sr. Unsecd. Note, 4.125%, 2/15/2024	342,164
500,000		American International Group, Inc., Sr. Unsecd. Note, 6.40%, 12/15/2020	606,615
1,000,000		Hartford Financial Services Group, Inc., Sr. Unsecd. Note, 5.375%, 3/15/2017	1,110,888
1,000,000		Lincoln National Corp., Sr. Secd. Note, 8.75%, 7/1/2019	1,308,165
2,000,000	[1,2]	MetLife Global Funding I, Series 144A, 1.50%, 1/10/2018	1,993,448
150,000		MetLife, Inc., Sr. Unsecd. Note, Series A, 6.817%, 8/15/2018	179,924
1,000,000		Principal Financial Group, Inc., Sr. Unsecd. Note, 3.125%, 5/15/2023	982,853
210,000		Principal Financial Group, Inc., Sr. Unsecd. Note, 3.30%, 9/15/2022	210,020
		TOTAL	7,503,077
		Financial Institution - Insurance - P&C—0.8%
25,000		ACE INA Holdings, Inc., 5.60%, 5/15/2015	26,209
350,000		CNA Financial Corp., Sr. Unsecd. Note, 7.35%, 11/15/2019	434,350
50,000		Chubb Corp., Sr. Note, 5.75%, 5/15/2018	57,711
30,000		Horace Mann Educators Corp., Sr. Note, 6.85%, 4/15/2016	32,759
750,000	[1,2]	Liberty Mutual Group, Inc., Series 144A, 4.95%, 5/1/2022	824,635
500,000	[1,2]	Liberty Mutual Group, Inc., Sr. Unsecd. Note, Series 144A, 4.25%, 6/15/2023	521,013
25,000		The Travelers Cos., Inc., Sr. Unsecd. Note, 5.50%, 12/1/2015	26,844
		TOTAL	1,923,521
		Financial Institution - REITs—2.0%
500,000		Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 3.90%, 6/15/2023	499,191
250,000		Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 4.60%, 4/1/2022	266,134
1,020,000		Equity One, Inc., Bond, 6.00%, 9/15/2017	1,145,753
150,000		Health Care REIT, Inc., Sr. Unsecd. Note, 4.125%, 4/1/2019	162,193
700,000		Healthcare Trust of America, 3.70%, 4/15/2023	685,035

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Financial Institution - REITs—continued
$115,000		Liberty Property LP, 6.625%, 10/1/2017	$132,221
600,000		ProLogis LP, Sr. Unsecd. Note, 3.35%, 2/1/2021	613,462
100,000		Regency Centers LP, Company Guarantee, 4.80%, 4/15/2021	110,251
650,000		UDR, Inc., Company Guarantee, 4.625%, 1/10/2022	704,122
300,000		WP Carey, Inc., Sr. Unsecd. Note, 4.60%, 4/1/2024	313,262
		TOTAL	4,631,624
		Sovereign—0.2%
475,000		Corp Andina De Fomento, Sr. Unsecd. Note, 4.375%, 6/15/2022	507,750
		Technology—2.6%
500,000		BMC Software, Inc., 7.25%, 6/1/2018	525,000
255,000		Fidelity National Information Services, Inc., Sr. Unsecd. Note, 1.45%, 6/5/2017	255,518
1,140,000		Fiserv, Inc., Sr. Note, 6.80%, 11/20/2017	1,326,220
1,550,000		Hewlett-Packard Co., Sr. Unsecd. Note, 3.30%, 12/9/2016	1,634,351
200,000		Juniper Networks, Inc., Sr. Unsecd. Note, 4.50%, 3/15/2024	209,862
2,000,000		Oracle Corp., 1.20%, 10/15/2017	1,998,631
150,000		Verisk Analytics, Inc., Sr. Unsecd. Note, 4.125%, 9/12/2022	153,874
		TOTAL	6,103,456
		Transportation - Railroads—0.1%
25,000		Burlington Northern Santa Fe Corp., 4.875%, 1/15/2015	25,682
190,000		Union Pacific Corp., Sr. Unsecd. Note, 2.25%, 2/15/2019	193,712
		TOTAL	219,394
		Transportation - Services—0.2%
40,000	[1,2]	Enterprise Rent-A-Car USA Finance Co., Series 144A, 6.375%, 10/15/2017	46,129
150,000	[1,2]	Enterprise Rent-A-Car USA Finance Co., Sr. Unsecd. Note, Series 144A, 2.75%, 3/15/2017	155,000
300,000		Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 2.45%, 11/15/2018	305,441
		TOTAL	506,570
		Utility - Electric—2.1%
20,000		Consolidated Edison Co., Sr. Unsecd. Note, Series 06-C, 5.50%, 9/15/2016	22,110
1,000,000		Dominion Resources, Inc., Sr. Unsecd. Note, 8.875%, 1/15/2019	1,287,038
750,000		Exelon Generation Co. LLC, Sr. Unsecd. Note, 4.25%, 6/15/2022	783,824
250,000		FirstEnergy Corp., Sr. Unsecd. Note, 4.25%, 3/15/2023	247,670
100,000		FirstEnergy Solutions Corp., Company Guarantee, 6.05%, 8/15/2021	110,869
19,641	[1,2]	Great River Energy, 1st Mtg. Note, Series 144A, 5.829%, 7/1/2017	21,041
250,000		NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 2.70%, 9/15/2019	255,644
10,000		Northern States Power Co., MN, 1st Mtg. Bond, 5.25%, 3/1/2018	11,311
450,000		PPL Capital Funding, Inc., Sr. Unsecd. Note, 4.20%, 6/15/2022	482,030
135,000		PSEG Power LLC, Sr. Unsecd. Note, 2.45%, 11/15/2018	137,319
1,000,000		TECO Finance, Inc., Company Guarantee, 5.15%, 3/15/2020	1,130,623
300,000		UIL Holdings Corp., Sr. Unsecd. Note, 4.625%, 10/1/2020	317,349
		TOTAL	4,806,828
		Utility - Natural Gas Distributor—0.6%
100,000		Atmos Energy Corp., 8.50%, 3/15/2019	128,204
1,200,000		National Fuel Gas Co., Sr. Unsecd. Note, 3.75%, 3/1/2023	1,191,268
75,000		Sempra Energy, Sr. Unsecd. Note, 9.80%, 2/15/2019	100,564
		TOTAL	1,420,036
		Utility - Natural Gas Pipelines—0.5%
600,000		Enbridge Energy Partners LP, Sr. Unsecd. Note, 4.20%, 9/15/2021	636,339
40,000		Enbridge, Inc., Sr. Note, 5.60%, 4/1/2017	44,754
300,000		Energy Transfer Partners LP, Sr. Unsecd. Note, 4.90%, 2/1/2024	322,255

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Utility - Natural Gas Pipelines—continued
$50,000		Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 5.80%, 3/1/2021	$57,308
50,000		Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 6.85%, 2/15/2020	60,143
		TOTAL	1,120,799
		TOTAL CORPORATE BONDS (IDENTIFIED COST $142,199,078)	145,932,876
		COLLATERALIZED MORTGAGE OBLIGATIONS—2.1%
		Commercial Mortgage—2.0%
1,300,000		Citigroup Commercial Mortgage Trust 2013-GC11, Class B, 3.732%, 4/10/2046	1,304,693
400,000		Commercial Mortgage Pass-Through Certificates 2012-LC4, Class AM, 4.063%, 12/10/2044	422,978
175,000		Commercial Mortgage Pass-Through Certificates 2012-LC4, Class B, 4.934%, 12/10/2044	192,218
750,000	[1,2]	Commercial Mortgage Trust 2013-CR8, Class B, 3.971%, 6/10/2046	767,421
450,000		Morgan Stanley Capital I 2012-C4, Class AS, 3.773%, 3/15/2045	467,169
735,000	[1,2]	UBS-Barclays Commercial Mortgage Trust 2013-C6, Class B, 3.7761%, 4/10/2046	744,332
195,000		UBS-Citigroup Commercial Mortgage Trust 2011-C1, Class A3, 3.595%, 1/10/2045	202,593
152,268	[1,2]	Wells Fargo Commercial Mortgage Trust 2010-C1, Class A1, 3.349%, 11/15/2043	159,763
300,000	[1,2]	Wells Fargo Commercial Mortgage Trust 2010-C1, Class A2, 4.393%, 11/15/2043	329,665
		TOTAL	4,590,832
		Government Agency—0.1%
259,761		FHLMC REMIC 3397 FC, 0.755%, 12/15/2037	262,520
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $4,821,601)	4,853,352
		U.S. TREASURIES—13.7%
7,306,460	[3]	U.S. Treasury Inflation-Protected Note, Series A-2022, 0.125%, 1/15/2022	7,352,296
3,000,000		United States Treasury Note, 0.875%, 4/30/2017	3,009,187
5,500,000		United States Treasury Note, 1.000%, 3/31/2017	5,541,508
6,000,000		United States Treasury Note, 1.625%, 3/31/2019	6,037,219
10,000,000		United States Treasury Note, 1.750%, 5/31/2016	10,272,969
		TOTAL U.S. TREASURIES (IDENTIFIED COST $32,274,389)	32,213,179
		INVESTMENT COMPANIES—18.6%[4]
344,575		Emerging Markets Fixed Income Core Fund	12,274,071
476,286		Federated Bank Loan Core Fund	4,862,876
1,105,121	[5]	Federated Prime Value Obligations Fund, Institutional Shares, 0.07%	1,105,121
759,589		Federated Project and Trade Finance Core Fund	7,307,233
2,722,041		High Yield Bond Portfolio	18,264,896
		TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $43,394,503)	43,814,197
		TOTAL INVESTMENTS—96.6% (IDENTIFIED COST $222,689,571)[6]	226,813,604
		OTHER ASSETS AND LIABILITIES - NET—3.4%[7]	7,893,816
		TOTAL NET ASSETS—100%	$234,707,420

At May 31, 2014, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
[8]United States Treasury Notes, 2-Year Long Futures	225	$49,447,266	September 2014	$11,228
[8]United States Treasury Long Bond Short Futures	114	$15,671,438	September 2014	$(148,100)
[8]United States Treasury Notes, 5-Year Short Futures	100	$11,975,781	September 2014	$(15,850)
[8]United States Treasury Notes, 10-Year Short Futures	350	$43,930,469	September 2014	$(183,990)
NET UNREALIZED DEPRECIATION ON FUTURES CONTRACTS				$(336,712)
The average notional value of long and short futures contracts held by the Fund throughout the period was $15,418,383 and $40,845,357, respectively. This is based on amounts held as of each month-end throughout the nine-month fiscal period.
Net Unrealized Depreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”
1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At May 31, 2014, these restricted securities amounted to $16,718,126, which represented 7.1% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At May 31, 2014, these liquid restricted securities amounted to $16,718,126, which represented 7.1% of total net assets.
3	Pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding long and short futures contracts.
4	Affiliated holdings.
5	7-day net yield.
6	At May 31, 2014, the cost of investments for federal tax purposes was $222,689,571. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized depreciation resulting from futures contracts was $4,124,033. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $4,897,558 and net unrealized depreciation from investments for those securities having an excess of cost over value of $773,525.
7	Assets, other than investments in securities, less liabilities.
8	Non-income-producing security.
Note: The categories of investments are shown as a percentage of total net assets at May 31, 2014.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their amortized cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.
If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.
Fair Valuation and Significant Events Procedures
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to determine fair value of securities and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of May 31, 2014, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices and Investments in Certain Investment Companies	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$—	$145,932,876	$—	$145,932,876
Collateralized Mortgage Obligations	—	4,853,352	—	4,853,352
U.S. Treasuries	—	32,213,179	—	32,213,179
Investment Companies[1]	36,506,964	7,307,233	—	43,814,197
TOTAL SECURITIES	$36,506,964	$190,306,640	$—	$226,813,604
OTHER FINANCIAL INSTRUMENTS[2]	$(336,712)	$—	$—	$(336,712)
1	Emerging Markets Fixed Income Core Fund, Federated Bank Loan Core Fund, Federated Project and Trade Finance Core Fund and High Yield Bond Portfolio are affiliated holdings offered only to registered investment companies and other accredited investors. Federated Project and Trade Finance Core Fund is classified as Level 2 due to the fact that the price of shares redeemed will be determined as of the closing net asset value (the NAV) of the fund up to twenty-four days after receipt of a shareholder redemption request.
2	Other financial instruments include futures contracts.
The following acronyms are used throughout this portfolio:
FHLMC	—Federal Home Loan Mortgage Corporation
MTN	—Medium Term Note
REIT(s)	—Real Estate Investment Trust(s)
REMIC	—Real Estate Mortgage Investment Conduit

Item 2. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Institutional Trust

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date July 22, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue, Principal Executive Officer

Date July 22, 2014

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date July 22, 2014